Income Tax Expense - Reconciliations of Tax Expense and Accounting Profit Multiplied by Japan's Statutory Effective Domestic Tax Rates (Detail)		3 Months Ended	12 Months Ended
	Apr. 01, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Japanese statutory income tax rate	30.62%	30.86%	30.86%	30.86%	33.06%
Effects of non-deductible expense for tax purpose			1.09%	2.09%	3.56%
Changes in unrecognized deferred tax assets			65.77%	3.60%	(4.91%)
Effects on changes in tax rates			0.51%	0.00%	2.09%
Effects of different tax rates of subsidiary in the U.S.			(7.69%)	(0.17%)	(0.80%)
Non-deductible officers compensation			1.58%	1.13%	0.85%
Tax credit for salary growth			(8.76%)	(4.14%)
Other			(2.53%)	2.45%	1.07%
Effective income tax rate			80.83%	35.82%	34.92%